Income Taxes - Schedule of Income Tax Expenses (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Income Tax Expenses [Abstracts]
Current income tax expenses	$ 45,538	$ 119,897
Deferred income tax expenses	71,691	(73,556)
Total income tax expenses	$ 117,230	$ 46,341